Long-term Investments, Net (Tables)	12 Months Ended
Dec. 31, 2016
LONG-TERM INVESTMENTS, NET [Abstract]
Long-term Investments, Net

	As of December 31, (in thousands)
	2015	2016
Equity investments	$4,630	$3,493

Total	$4,630	$3,493